22. Borrowings (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfBorrowingsLineItems [Line Items]
Deb structure, beginning	$ 171,870	$ 186,930
Debt repurchase	0	(15,060)
Deb structure, ending	171,870	171,870
Class 7
SummaryOfBorrowingsLineItems [Line Items]
Deb structure, beginning	0	14,760
Debt repurchase	0	(14,760)
Deb structure, ending	0	$ 0
Rate		10.50%
Year of Maturity		2017
Class 9
SummaryOfBorrowingsLineItems [Line Items]
Deb structure, beginning	171,870	$ 172,170
Debt repurchase	0	(300)
Deb structure, ending	$ 171,870	$ 171,870
Rate	9.75%	9.75%
Year of Maturity	2022	2022